GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.88%

Air Freight & Logistics - 0.95%
Expeditors International of Washington, Inc.	773	$79,743
FedEx Corp.	1,206	279,056
United Parcel Service, Inc., Class B	3,893	834,892
Total Air Freight & Logistics		1,193,691
Automobiles - 4.13%
Tesla, Inc.(a)	4,855	5,231,748
Banks - 1.00%
Citigroup, Inc.	9,199	491,227
First Republic Bank	891	144,431
Signature Bank	295	86,580
SVB Financial Group(a)	309	172,870
Truist Financial Corp.	6,412	363,560
Total Banks		1,258,668
Beverages - 1.23%
Brown-Forman Corp., Class B	2,094	140,340
Constellation Brands, Inc., Class A	853	196,463
Monster Beverage Corp.(a)	2,417	193,118
PepsiCo, Inc.	6,100	1,021,018
Total Beverages		1,550,939
Biotechnology - 3.05%
AbbVie, Inc.	7,913	1,282,776
Alnylam Pharmaceuticals, Inc.(a)	568	92,749
Amgen, Inc.	2,552	617,124
Biogen, Inc.(a)	697	146,788
BioMarin Pharmaceutical, Inc.(a)	851	65,612
Gilead Sciences, Inc.	5,786	343,978
Horizon Therapeutics PLC(a)	1,041	109,524
Incyte Corp.(a)	962	76,402
Moderna, Inc.(a)	2,258	388,962
Regeneron Pharmaceuticals, Inc.(a)	462	322,670
Seagen, Inc.(a)	855	123,163
Vertex Pharmaceuticals, Inc.(a)	1,135	296,201
Total Biotechnology		3,865,949
Building Products - 0.04%
Masco Corp.	1,113	56,763
Capital Markets - 3.11%
Ameriprise Financial, Inc.	533	160,092
Bank of New York Mellon Corp.	4,017	199,364
BlackRock, Inc.	709	541,797
Coinbase Global, Inc.(a)	1,124	213,403
FactSet Research Systems, Inc.	167	72,503
Goldman Sachs Group, Inc.	1,692	558,529
Intercontinental Exchange, Inc.	2,470	326,336
Moody’s Corp.	836	282,075
Morgan Stanley	7,858	686,789
MSCI, Inc.	377	189,586
Nasdaq, Inc.	765	136,323

Investments	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	1,061	$123,553
S&P Global, Inc.	1,090	447,096
Total Capital Markets		3,937,446
Chemicals - 0.11%
Celanese Corp.	513	73,293
Eastman Chemical Co.	624	69,925
Total Chemicals		143,218
Commercial Services & Supplies - 0.40%
Cintas Corp.	475	202,060
Waste Management, Inc.	1,884	298,614
Total Commercial Services & Supplies		500,674
Communications Equipment - 1.19%
Arista Networks, Inc.(a)	1,463	203,328
Cisco Systems, Inc.	19,852	1,106,947
Motorola Solutions, Inc.	780	188,916
Total Communications Equipment		1,499,191
Containers & Packaging - 0.10%
Ball Corp.	1,445	130,050
Distributors - 0.13%
Genuine Parts Co.	655	82,543
Pool Corp.	184	77,804
Total Distributors		160,347
Electrical Equipment - 0.19%
Generac Holdings, Inc.(a)	311	92,448
Rockwell Automation, Inc.	521	145,896
Total Electrical Equipment		238,344
Electronic Equipment, Instruments & Components - 0.67%
Amphenol Corp., Class A	2,760	207,965
CDW Corp.	614	109,838
Keysight Technologies, Inc.(a)	860	135,854
TE Connectivity, Ltd.	1,511	197,911
Trimble, Inc.(a)	1,176	84,837
Zebra Technologies Corp., Class A(a)	249	103,011
Total Electronic Equipment, Instruments & Components		839,416
Entertainment - 1.17%
Activision Blizzard, Inc.	2,725	218,300
Electronic Arts, Inc.	1,155	146,119
Netflix, Inc.(a)	2,549	954,830
Roku, Inc.(a)	643	80,549
Take-Two Interactive Software, Inc.(a)	462	71,028
Total Entertainment		1,470,826
Equity Real Estate Investment Trust (REIT) - 0.31%
SBA Communications Corp.	495	170,329
VICI Properties, Inc.	2,910	82,819
Weyerhaeuser Co.	3,653	138,449
Total Equity Real Estate Investment Trust (REIT)		391,597
Food & Staples Retailing - 2.67%
Costco Wholesale Corp.	2,016	1,160,914
Kroger Co.	3,362	192,878
Walgreens Boots Alliance, Inc.	3,920	175,498
Walmart, Inc.	12,528	1,865,669
Total Food & Staples Retailing		3,394,959
Food Products - 0.16%
Hershey Co.	892	193,234

Investments	Shares	Value
Health Care Equipment & Supplies - 2.70%
Abbott Laboratories	7,831	$926,877
Align Technology, Inc.(a)	389	169,604
Baxter International, Inc.	2,165	167,874
Becton Dickinson and Co.	1,232	327,712
Cooper Cos., Inc.	228	95,211
Dexcom, Inc.(a)	449	229,708
Edwards Lifesciences Corp.(a)	2,852	335,737
Hologic, Inc.(a)	1,077	82,735
IDEXX Laboratories, Inc.(a)	391	213,900
Insulet Corp.(a)	326	86,843
Intuitive Surgical, Inc.(a)	1,776	535,784
ResMed, Inc.	680	164,907
Teleflex, Inc.	208	73,805
Total Health Care Equipment & Supplies		3,410,697
Health Care Providers & Services - 3.57%
AmerisourceBergen Corp.	939	145,273
Anthem, Inc.	1,081	531,009
Centene Corp.(a)	2,653	223,356
Cigna Corp.	1,480	354,623
CVS Health Corp.	6,008	608,070
Humana, Inc.	583	253,704
Laboratory Corp. of America Holdings(a)	424	111,792
Molina Healthcare, Inc.(a)	263	87,734
Quest Diagnostics, Inc.	552	75,547
UnitedHealth Group, Inc.	4,168	2,125,555
Total Health Care Providers & Services		4,516,663
Health Care Technology - 0.20%
Cerner Corp.	1,279	119,663
Veeva Systems, Inc., Class A(a)	677	143,835
Total Health Care Technology		263,498
Hotels, Restaurants & Leisure - 1.28%
Airbnb, Inc., Class A(a)	2,895	497,245
Booking Holdings, Inc.(a)	186	436,812
Caesars Entertainment, Inc.(a)	1,067	82,543
Chipotle Mexican Grill, Inc.(a)	134	211,992
Darden Restaurants, Inc.	589	78,308
Domino’s Pizza, Inc.	171	69,599
Expedia Group, Inc.(a)	696	136,186
MGM Resorts International	2,217	92,981
Total Hotels, Restaurants & Leisure		1,605,666
Household Durables - 0.25%
DR Horton, Inc.	1,738	129,499
Garmin, Ltd.	914	108,410
NVR, Inc.(a)	16	71,476
Total Household Durables		309,385
Household Products - 0.15%
Church & Dwight Co., Inc.	1,070	106,336
Clorox Co.	559	77,718
Total Household Products		184,054
Insurance - 0.76%
Aon PLC, Class A	986	321,071
Arthur J Gallagher & Co.	924	161,330
Brown & Brown, Inc.	1,306	94,385

Investments	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	2,256	$384,468
Total Insurance		961,254
Interactive Media & Services - 9.74%
Alphabet, Inc., Class A(a)	3,092	8,599,933
Match Group, Inc.(a)	1,289	140,166
Meta Platforms, Inc., Class A(a)	13,241	2,944,269
Pinterest, Inc., Class A(a)	3,165	77,891
Snap, Inc., Class A(a)	8,289	298,321
Twitter, Inc.(a)	3,843	148,686
ZoomInfo Technologies, Inc.(a)	1,964	117,329
Total Interactive Media & Services		12,326,595
Internet & Direct Marketing Retail - 6.69%
Amazon.com, Inc.(a)	2,506	8,169,435
eBay, Inc.	2,913	166,798
Etsy, Inc.(a)	607	75,438
Wayfair, Inc., Class A(a)	559	61,926
Total Internet & Direct Marketing Retail		8,473,597
IT Services - 4.51%
Accenture PLC, Class A	3,020	1,018,435
Akamai Technologies, Inc.(a)	708	84,528
Automatic Data Processing, Inc.	1,940	441,428
Block, Inc., Class A(a)	2,266	307,270
Broadridge Financial Solutions, Inc.	518	80,658
Cloudflare, Inc., Class A(a)	1,586	189,844
Cognizant Technology Solutions Corp., Class A	2,366	212,159
EPAM Systems, Inc.(a)	286	84,830
Gartner, Inc.(a)	370	110,060
Global Payments, Inc.	1,351	184,871
Mastercard, Inc., Class A	4,483	1,602,134
MongoDB, Inc.(a)	307	136,182
Okta, Inc.(a)	735	110,956
Paychex, Inc.	1,655	225,858
PayPal Holdings, Inc.(a)	5,581	645,442
Twilio, Inc., Class A(a)	868	143,055
VeriSign, Inc.(a)	507	112,787
Total IT Services		5,690,497
Life Sciences Tools & Services - 2.62%
Agilent Technologies, Inc.	1,382	182,880
Avantor, Inc.(a)	2,774	93,817
Bio-Techne Corp.	182	78,813
Charles River Laboratories International, Inc.(a)	240	68,153
Danaher Corp.	3,255	954,789
Illumina, Inc.(a)	754	263,448
IQVIA Holdings, Inc.(a)	854	197,453
Mettler-Toledo International, Inc.(a)	103	141,439
PerkinElmer, Inc.	561	97,872
Thermo Fisher Scientific, Inc.	1,758	1,038,364
Waters Corp.(a)	278	86,288
West Pharmaceutical Services, Inc.	333	136,766
Total Life Sciences Tools & Services		3,340,082
Machinery - 1.04%
Cummins, Inc.	661	135,578
Deere & Co.	1,398	580,813
Illinois Tool Works, Inc.	1,403	293,789

Investments	Shares	Value
Machinery (continued)
Otis Worldwide Corp.	1,872	$144,050
Parker-Hannifin Corp.	582	165,148
Total Machinery		1,319,378
Media - 0.59%
Charter Communications, Inc., Class A(a)	946	516,063
Fox Corp., Class A	2,614	103,122
Paramount Global	3,366	127,268
Total Media		746,453
Metals & Mining - 0.18%
Nucor Corp.	1,483	220,448
Multiline Retail - 0.54%
Dollar General Corp.	1,042	231,980
Target Corp.	2,125	450,968
Total Multiline Retail		682,948
Personal Products - 0.37%
Estee Lauder Cos., Inc., Class A	1,699	462,672
Pharmaceuticals - 5.31%
Bristol-Myers Squibb Co.	9,862	720,222
Eli Lilly & Co.	4,195	1,201,322
Johnson & Johnson	11,727	2,078,376
Merck & Co., Inc.	11,274	925,032
Pfizer, Inc.	25,596	1,325,105
Viatris, Inc.	5,553	60,417
Zoetis, Inc.	2,119	399,622
Total Pharmaceuticals		6,710,096
Professional Services - 0.16%
CoStar Group, Inc.(a)	1,806	120,298
Jacobs Engineering Group, Inc.	584	80,481
Total Professional Services		200,779
Real Estate Management & Development - 0.11%
CBRE Group, Inc., Class A(a)	1,491	136,456
Road & Rail - 0.20%
JB Hunt Transport Services, Inc.	463	92,966
Old Dominion Freight Line, Inc.	532	158,898
Total Road & Rail		251,864
Semiconductors & Semiconductor Equipment - 8.61%
Advanced Micro Devices, Inc.(a)	8,016	876,469
Analog Devices, Inc.	2,475	408,821
Applied Materials, Inc.	4,784	630,531
Broadcom, Inc.	2,021	1,272,583
Enphase Energy, Inc.(a)	667	134,587
Entegris, Inc.	654	85,844
KLA Corp.	787	288,089
Lam Research Corp.	739	397,294
Marvell Technology, Inc.	4,202	301,325
Microchip Technology, Inc.	2,783	209,115
Micron Technology, Inc.	5,793	451,217
Monolithic Power Systems, Inc.	218	105,878
NVIDIA Corp.	12,531	3,419,209
NXP Semiconductors NV	1,306	241,714
ON Semiconductor Corp.(a)	2,269	142,062
Qorvo, Inc.(a)	531	65,897
QUALCOMM, Inc.	5,594	854,875
Skyworks Solutions, Inc.	802	106,891

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	816	$96,476
Texas Instruments, Inc.	4,304	789,698
Total Semiconductors & Semiconductor Equipment		10,878,575
Software - 14.78%
Adobe, Inc.(a)	2,156	982,317
ANSYS, Inc.(a)	404	128,331
Atlassian Corp. PLC, Class A(a)	1,156	339,667
Autodesk, Inc.(a)	1,036	222,067
Bill.com Holdings, Inc.(a)	515	116,797
Cadence Design Systems, Inc.(a)	1,314	216,100
Crowdstrike Holdings, Inc., Class A(a)	1,069	242,749
Datadog, Inc., Class A(a)	1,495	226,448
DocuSign, Inc.(a)	967	103,585
Fortinet, Inc.(a)	769	262,798
HubSpot, Inc.(a)	220	104,487
Intuit, Inc.	1,283	616,918
Microsoft Corp.	34,278	10,568,251
NortonLifeLock, Inc.	2,621	69,509
Oracle Corp.	12,383	1,024,446
Palantir Technologies, Inc., Class A(a)	10,314	141,611
Palo Alto Networks, Inc.(a)	444	276,394
Paycom Software, Inc.(a)	279	96,640
RingCentral, Inc., Class A(a)	423	49,580
salesforce.com, Inc.(a)	4,536	963,084
ServiceNow, Inc.(a)	906	504,542
Splunk, Inc.(a)	735	109,228
SS&C Technologies Holdings, Inc.	1,162	87,173
Synopsys, Inc.(a)	716	238,621
Trade Desk, Inc., Class A(a)	2,655	183,859
Tyler Technologies, Inc.(a)	190	84,529
Unity Software, Inc.(a)	1,405	139,390
Workday, Inc., Class A(a)	1,128	270,111
Zoom Video Communications, Inc., Class A(a)	1,403	164,474
Zscaler, Inc.(a)	640	154,419
Total Software		18,688,125
Specialty Retail - 2.80%
AutoZone, Inc.(a)	93	190,146
Best Buy Co., Inc.	1,095	99,536
Burlington Stores, Inc.(a)	313	57,019
CarMax, Inc.(a)	740	71,395
Carvana Co.(a)	820	97,818
Home Depot, Inc.	4,867	1,456,839
Lowe’s Cos., Inc.	3,173	641,549
O’Reilly Automotive, Inc.(a)	314	215,077
Ross Stores, Inc.	1,648	149,078
TJX Cos., Inc.	5,493	332,766
Tractor Supply Co.	525	122,519
Ulta Beauty, Inc.(a)	255	101,546
Total Specialty Retail		3,535,288
Technology Hardware, Storage & Peripherals - 10.96%
Apple, Inc.	75,772	13,230,549
Dell Technologies, Inc., Class C	3,623	181,838
HP, Inc.	5,225	189,668
NetApp, Inc.	1,095	90,885

Investments	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	1,109	$99,699
Western Digital Corp.(a)	1,562	77,553
Total Technology Hardware, Storage & Peripherals		13,870,192
Textiles, Apparel & Luxury Goods - 0.93%
Lululemon Athletica, Inc.(a)	589	215,120
NIKE, Inc., Class B	7,143	961,162
Total Textiles, Apparel & Luxury Goods		1,176,282
Trading Companies & Distributors - 0.22%
Fastenal Co.	2,633	156,401
WW Grainger, Inc.	229	118,116
Total Trading Companies & Distributors		274,517

TOTAL COMMON STOCKS
(Cost $105,045,708)		126,293,121

INVESTMENT COMPANY - 0.06%

iShares Core S&P 500 ETF	170	77,127

TOTAL INVESTMENT COMPANY
(Cost $72,910)		77,127

TOTAL INVESTMENTS - 99.94%
(Cost $105,118,618)		$126,370,248

Other Assets In Excess Of Liabilities - 0.06%		76,696

NET ASSETS (100.00%)		$126,446,944

(a)	Non-Income Producing Security.

GraniteShares XOUT U.S. Large Cap ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$126,293,121	$–	$–	$126,293,121
Investment Company	77,127	–	–	77,127
Total	$126,370,248	$–	$–	$126,370,248

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.